Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,370,000
Previously Paid Amount	0.00
Total Fee Amount	189.20
Total Offset Amount	0.00
Net Fee	189.20
Narrative - Max Aggregate Offering Price	$ 1,370,000
Final Prospectus	true